SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of non-adjusting events after reporting period [text block]
32.	SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to December 31, 2018 through the date that the consolidated financial statements were issued. Management has concluded that no subsequent events required disclosure in these financial statements.